Financial Instruments and Risk Management (Schedule of Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Cash and cash equivalents	€ 290,475	€ 390,250	€ 340,294	€ 293,902
Pledged cash deposits	20,000	20,000
Accounts receivable	304,840	330,891
Investments	278	1,044
Derivative instruments designated in cash flow hedges	145	0
Financial liabilities:
Notes payable to banks	61,675	40,680
Accounts payable	151,761	157,549
Current portion of long-term debt	6,316	4,332
Long-term debt	12,632	15,319
Convertible subordinated debt	0	135,078
Derivative instruments designated in fair value hedges	€ 0	€ 1,764